Recent Accounting Pronouncements - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	us-gaap:AccountingStandardsUpdate201602CumulativeEffectPeriodOfAdoptionMember
Operating lease right-of-use assets	$ 46,006		$ 0
Total operating lease liabilities	$ 48,184
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets		$ 45,850
Total operating lease liabilities		$ 47,666